Leases	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Leases	Leases
We have operating leases relating to our premises, the most significant being our offices in London, Liverpool, Oslo, Stavanger, Singapore, Houston, Rio de Janeiro and Dubai. In accordance with Topic 842, we record a lease liability and associated right-of-use asset for our portfolio of operating leases.

We continue to lease three of our benign environment jack-up rigs, West Castor, West Telesto and West Tucana, to our joint venture, Gulfdrill, for a contract with GDI in Qatar.

In March, 2020, Seadrill was awarded a contract to provide drilling services for 10 firm wells and 4 optional wells. To fulfill this contract Seadrill entered a charter agreement to lease the West Bollsta rig from Northern Ocean. The rig was mobilized and commenced operations in early October, 2020 after being available at the drill location in September, 2020. This operating lease arrangement resulted in the recognition of a lease liability and offsetting right of use asset.

For operating leases where we are the lessee, our future undiscounted cash flows as at June 30, 2021 are as follows:

(In $ millions)	Future cash flows
July 1 - December 31, 2021	22
Year ended December 31, 2022	51
Year ended December 31, 2023	2
Year ended December 31, 2024	1
Year ended December 31, 2025 and thereafter	—
Total	76

The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheets as at June 30, 2021 and December 31, 2020:

(In $ millions)	As at June 30, 2021	As at December 31, 2020
Total undiscounted cash flows	76	79
Less: short term leases	—	—
Less: discount	(5)	(11)
Operating lease liability	71	68
Of which:
Current	67	51
Non-current	4	17
The following table gives supplementary information regarding our lease accounting for the six months ended June 30, 2021 and six months ended June 30, 2020:

(In $ million)	Six months ended June 30, 2021	Six months ended June 30, 2020
Operating Lease Cost:
Operating lease cost	5	4
Short-term lease cost	—	—
Total Lease cost	5	4

Other information:
Cash paid for amounts included in the measurement of lease liabilities - Operating Cash flows	5	4
Right-of-use assets obtained in exchange for operating lease liabilities during the period	—	—
Weighted-average remaining lease term in months	12	28
Weighted-average discount rate	29%	13%

In November 2019, March 2020 and November 2020 we respectively leased the West Castor,West Telesto and West Tucana to Gulfdrill. The estimated future undiscounted cash flows on these leases as at June 30, 2021 are as follows:

(In $ millions)	Future cash flows
July 1 - December 31, 2021	14
Year ended December 31, 2022	28
Year ended December 31, 2023	28
Year ended December 31, 2024	21
2024 and thereafter	20
Total	111

Leases	Leases
We have operating leases relating to our premises, the most significant being our offices in London, Liverpool, Oslo, Stavanger, Singapore, Houston, Rio de Janeiro and Dubai. In accordance with Topic 842, we record a lease liability and associated right-of-use asset for our portfolio of operating leases.

We continue to lease three of our benign environment jack-up rigs, West Castor, West Telesto and West Tucana, to our joint venture, Gulfdrill, for a contract with GDI in Qatar.

In March, 2020, Seadrill was awarded a contract to provide drilling services for 10 firm wells and 4 optional wells. To fulfill this contract Seadrill entered a charter agreement to lease the West Bollsta rig from Northern Ocean. The rig was mobilized and commenced operations in early October, 2020 after being available at the drill location in September, 2020. This operating lease arrangement resulted in the recognition of a lease liability and offsetting right of use asset.

For operating leases where we are the lessee, our future undiscounted cash flows as at June 30, 2021 are as follows:

(In $ millions)	Future cash flows
July 1 - December 31, 2021	22
Year ended December 31, 2022	51
Year ended December 31, 2023	2
Year ended December 31, 2024	1
Year ended December 31, 2025 and thereafter	—
Total	76

The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheets as at June 30, 2021 and December 31, 2020:

(In $ millions)	As at June 30, 2021	As at December 31, 2020
Total undiscounted cash flows	76	79
Less: short term leases	—	—
Less: discount	(5)	(11)
Operating lease liability	71	68
Of which:
Current	67	51
Non-current	4	17
The following table gives supplementary information regarding our lease accounting for the six months ended June 30, 2021 and six months ended June 30, 2020:

(In $ million)	Six months ended June 30, 2021	Six months ended June 30, 2020
Operating Lease Cost:
Operating lease cost	5	4
Short-term lease cost	—	—
Total Lease cost	5	4

Other information:
Cash paid for amounts included in the measurement of lease liabilities - Operating Cash flows	5	4
Right-of-use assets obtained in exchange for operating lease liabilities during the period	—	—
Weighted-average remaining lease term in months	12	28
Weighted-average discount rate	29%	13%

In November 2019, March 2020 and November 2020 we respectively leased the West Castor,West Telesto and West Tucana to Gulfdrill. The estimated future undiscounted cash flows on these leases as at June 30, 2021 are as follows:

(In $ millions)	Future cash flows
July 1 - December 31, 2021	14
Year ended December 31, 2022	28
Year ended December 31, 2023	28
Year ended December 31, 2024	21
2024 and thereafter	20
Total	111